Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net Revenue	$ 9,362,022	$ 2,532,499
Operating expenses:
Direct costs and expenses	5,983,475	1,740,884
Research and development	1,461,227	1,467,936
Clinical development	321,655	256,661
Selling, general and administrative	9,943,473	6,790,654
Depreciation and amortization	605,637	249,592
Total operating expenses	18,315,467	10,505,727
Loss from operations	(8,953,445)	(7,973,228)
Other income (expense):
Interest income	17,610	122,131
Interest expense	(92,475)	(37,125)
Other income	10,323	3,325
Other expense	(10,194)	(31,121)
Loss before income taxes	(9,028,181)	(7,916,018)
Income tax expense	(11,650)	(20,993)
Net loss	$ (9,039,831)	$ (7,937,011)
Net loss per common share, basic	$ (0.75)	$ (0.91)
Net loss per common share, diluted	$ (0.75)	$ (0.91)
Weighted average common shares outstanding, basic	12,125,029	8,747,509
Weighted average common shares outstanding, diluted	12,125,029	8,747,509